Net Income (Loss) Per Share - Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock options
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	4,609,124,000	8,706,158,000	6,921,180	8,683,952
RSUs
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	1,991,728,000	1,390,839,000	1,291,492	1,390,839
Earnout Shares
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	1,560,857,000	0	1,602,435	0
Public Warrants
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	5,749,986,000	0	5,749,986	0
Private Warrants
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	3,177,542,000	0	3,177,542	0